Segment Reporting - Schedule of Financial Information Including Segment Expenses (Details) - Chief Operating Decision Maker (CODM) [Member]	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Revenue
Total revenue	$ 8,811,646	$ 6,449,748	$ 13,353,013	$ 7,215,952
Cost of revenue
Total cost of revenue	(7,907,554)	(5,787,992)	(8,711,448)	(5,167,588)
Gross profit	904,092	661,756	4,641,565	2,048,364
Operating expenses
Staff expenses	(983,540)	(719,909)	(832,317)	(798,910)
Depreciation and amortization	(23,364)	(17,101)	(66,965)	(65,502)
Lease expenses	(179,832)	(131,629)	(136,832)	(127,832)
Insurance and medical expenses	(65,245)	(47,757)	(82,159)	(93,637)
Transport and entertainment	(35,276)	(25,821)	(80,808)	(65,423)
Professional fees	(686,744)	(502,667)	(378,778)	(9,989)
Other miscellaneous expenses	(54,292)	(39,740)	(142,296)	(165,831)
Total operating expenses	(2,028,293)	(1,484,624)	(1,720,155)	(1,327,124)
Income (loss) from operations	(1,124,201)	(822,867)	2,921,410	721,240
Other income (expenses)
Interest expenses, net	(108,673)	(79,544)	(78,069)	(42,938)
Other income	35,786	26,194	24,834	50,478
Total other income (expense), net	(72,887)	(53,350)	(53,235)	7,540
Income (loss) before income taxes	(1,197,088)	(876,218)	2,868,175	728,780
Income tax (expenses) benefit	165,950	121,468	(478,009)	(111,055)
Net income (loss)	(1,031,138)	(754,750)	2,390,166	617,725
Commercial customers {Member]
Revenue
Total revenue	575,820	421,475	1,773,491	569,778
Residential customers {Member]
Revenue
Total revenue	8,235,826	6,028,273	11,579,522	6,646,174
Subcontracting costs {Member]
Cost of revenue
Total cost of revenue	(3,938,327)	(2,882,687)	(4,320,487)	(2,211,850)
Material costs {Member]
Cost of revenue
Total cost of revenue	(1,560,316)	(1,142,084)	(2,114,698)	(1,304,867)
Labor costs {Member]
Cost of revenue
Total cost of revenue	(1,367,808)	(1,001,177)	(1,280,955)	(921,151)
Equipment rental and site costs {Member]
Cost of revenue
Total cost of revenue	(323,209)	(236,576)	(367,034)	(260,300)
Other direct costs {Member]
Cost of revenue
Total cost of revenue	$ (717,894)	$ (525,468)	$ (628,274)	$ (469,420)